(LOGO)
                                    BRAMWELL
                                     FUNDS

                                Quarterly Report
                               September 30, 2002

                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND



                            "FOCUSED ON THE FUTURE,
                              GUIDED BY THE PAST"

                            The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                             WWW.BRAMWELLFUNDS.COM

                                    (PHOTO)
                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER

DEAR FELLOW SHAREHOLDERS:

INVESTMENT RESULTS - QUARTER ENDED SEPTEMBER 30, 2002
The September quarter was not kind to equities with the S&P 500/R Stock Index declining (17.28)%. By comparison, the GROWTH FUND declined (13.10)% to $16.25 net asset value per share and the FOCUS FUND declined (10.74)% to $7.91 net asset value per share in the same period. For the twelve months ended September 30, 2002, the S&P 500/R Stock Index declined (20.49)% and the Growth Fund declined a comparatively favorable (8.62)% and the Focus Fund declined (2.25)%. The Lipper Multi-Cap Growth Funds Index, which is both Funds' Lipper category, fell (20.96)% over the same twelve months. See page 3 for more performance details.

The GROWTH FUND retained its 5-STAR OVERALL MORNINGSTAR RATING/TM (5 STARS) in the U.S.-domiciled Large Growth category as of September 30, 2002. It also received 5 stars for the 3-year and 5-year periods when rated against 758 and 495 Large Growth funds, respectively. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating/TM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance including the effects of sales charges, loads, and redemption fees, placing more emphasis on downward variations and rewarding consistent performance.(a)

(LIPPER LEADER | CONSISTENT RETURN LOGO)

The GROWTH FUND retained its LIPPER LEADER FOR CONSISTENT RETURN designation among 200 Multi-Cap Growth Funds for the three-year period ended September 30, 2002. Lipper Leader for Consistent Return ratings reflect the fund's historical success in achieving superior risk-adjusted returns, adjusted for volatility, relative to its peers for the past three years. The ratings are subject to change every month. Funds in the top 20% are named Lipper Leaders for Consistent Return.(b)

COMMENTARY
Economic growth slowed in the September quarter but was largely unit growth as inflation was virtually nonexistent. We generally think that economic growth has been better than is nominally apparent given the Internet's profound effect on reducing labor costs as well as postponing the immediate need for capital expansion. These cost savings have been passed on to the ultimate consumers. Interest rates declined to 40-year lows, and housing benefitted from mortgage refinancing and automobile sales from zero rate loans. Business and consumer confidence softened, however, given ongoing tensions in the Middle East, excess debt in various business sectors and multiple bankruptcies of former high-profile companies. Too much debt was raised on excessively optimistic expectations in the last three years, e.g., for telecommunications, and it will take time to rationalize.

--------------------------------------------------------------------------------

(a) The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating/TM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating/TM metrics. Morningstar ratings are proprietary and are not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. C/2002 Morningstar, Inc. All Rights Reserved.

(b) Lipper Leader ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of the information. More information is available at www.lipperleaders.com. Lipper Leader ratings copyright 2001, Reuters. All Rights Reserved.

Our Fund portfolios benefitted from exposure to selected healthcare companies, particularly hospital stocks, and our low weighting of under 4% in financial services versus a 21% weighting in the S&P 500/R Stock Index. The financial services sector of the S&P 500/R Stock Index declined 17.5% in the quarter. Specific stocks that contributed most to performance for the Growth Fund were Tenet Healthcare, Colgate-Palmolive, Stryker, Johnson & Johnson and Cardinal Health. Major contributors to the Focus Fund's performance included Cardinal Health, Tenet Healthcare, HCA, Pogo Producing and United Parcel Service. Industries that did poorly were retailing, electronics and information processing.

OUTLOOK

The outlook for the equity markets looks attractive given low interest and inflation rates, expectations for at least moderately improved earnings growth in 2003 and favorable valuations. Our capitalization-weighted portfolios are selling at 18 P/E ratios based on estimated 2003 earnings per share and at parity with their projected growth rates of 18% - valuations not seen in some time. The S&P 500/R Stock Index is selling at a low 16 P/E ratio based on 2003 estimated earnings of $52 and has a dividend return of 1.9% that is higher than the 1.6% yield on the 3-month U.S. Treasury Bill. Also, the reciprocal of the 4.0% yield on the 10-year Treasury Note is 25, suggesting an unusually high risk premium over the 16 P/E ratio for the S&P 500/R Stock Index.

We continue to seek investments in companies that are gaining market share, e.g., Dell, Kohl's and Walgreen, have access to the capital markets and are using technology, such as the Internet, to enhance sales growth and reduce both labor costs and capital spending. We continue to pursue positive demographic themes, such as increased demand for hospitals and orthopedic devices as baby boomers age, and to invest in companies with potential 2003 and 2004 earnings acceleration coming from new product cycles and deferred demand. New products, such as Windows XP, enhanced wireless, HDTV, digital photography and electronic games, will continue to drive incremental sales, and replacement cycles will increasingly favor rising demand as we move farther out in time from the extraordinary technology buildup that preceded Y2K. We try to use market volatility advantageously to build investment positions at more favorable prices than otherwise and thereby improve investment returns.

DIVIDEND PAYOUT

The Bramwell Funds do not anticipate paying out dividends this calendar year given realized net loss positions in both the Growth and Focus Funds. Losses will be carried forward to offset any realized gains generated in the future.

FUND INVESTMENT

Daily Net Asset Values (NAVs), as well as further information such as portfolio holdings and historic performance, may be obtained from our Web site, WWW.BRAMWELLFUNDS.COM. Daily Net Asset Values of both Funds are also available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information. The NASDAQ symbol for the Focus Fund is BRFOX and for the Growth Fund is BRGRX.

Sincerely,

/s/ Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

October 18, 2002

The outlook and opinions expressed above represent the views of the investment adviser as of October 18, 2002 and are subject to change as market and economic events unfold.

                              BRAMWELL GROWTH FUND
                               SEPTEMBER 30, 2002

The BRAMWELL GROWTH FUND is a no-load, diversified fund that generally invests in a portfolio of 60-90 stocks of companies that the Adviser believes have above average growth potential.

           MAJOR INDUSTRY HOLDINGS
---------------------------------------------
Retailing                               16.8%
Healthcare Products                      11.8
Healthcare Services                      10.5
Healthcare - Hospitals                    8.5
Industrial Products                       8.3
Financial Services                        3.9
Electronics                               3.7
Consumer Products                         3.7
Restaurants                               3.6
Information Processing Services           3.2
                                        -----
Total                                   74.0%

            MAJOR EQUITY HOLDINGS
---------------------------------------------
Walgreen                                 4.6%
Tenet Healthcare                          4.5
Kohl's                                    4.0
Affiliated Computer Services              3.2
Wal-Mart                                  3.0
HCA                                       2.9
3M                                        2.7
Cardinal Health                           2.7
WellPoint Health Networks                 2.7
UnitedHealth Group                        2.6
                                        -----
Total                                   32.9%


                         COMPARATIVE INVESTMENT RETURNS
                                   (9/30/02)
--------------------------------------------------------------------------------
                September              One      Three      Five     Since
                    Q        YTD       Year     Years     Years   Inception*
--------------------------------------------------------------------------------
GROWTH FUND      (13.10)%  (19.44)%   (8.62)%   (7.09)%    2.36%    10.63%

S&P 500/R
Stock Index      (17.28)   (28.16)   (20.49)   (12.89)    (1.63)     9.20

*From August 1, 1994.

                              BRAMWELL FOCUS FUND
                               SEPTEMBER 30, 2002

The BRAMWELL FOCUS FUND is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20 to 30 securities, that invests primarily in common stocks of companies that the Adviser believes have above average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio in that the price movement of a single stock may have a greater positive or negative effect on overall portfolio performance.

           MAJOR INDUSTRY HOLDINGS
---------------------------------------------
Healthcare Products                     15.5%
Retailing                                14.3
Healthcare - Hospitals                   13.3
                                        -----
Total                                   43.1%

            MAJOR EQUITY HOLDINGS
---------------------------------------------
HCA                                      5.7%
Tenet Healthcare                          5.6
Walgreen                                  4.6
Kohl's                                    4.6
Amgen                                     4.4
                                        -----
Total                                   24.9%

                    COMPARATIVE INVESTMENT RETURNS
                             (9/30/02)

--------------------------------------------------------------------------------
                September              One      Since
                    Q        YTD       Year   Inception*
--------------------------------------------------------------------------------
FOCUS FUND       (10.74)%  (14.40)%   (2.25)%   (7.45)%

S&P 500/R
Stock Index      (17.28)   (28.16)%  (20.49)   (15.05)

*From October 31, 1999.

The annual expense ratios for both Funds are contractually capped at 1.75% by their adviser through June 30, 2004, after which time, the expense limitations may be terminated or revised at any time. The agreement to cap the expense ratio of the Growth Fund favorably affected performance through June 30, 1997 and has favorably affected the performance of the Focus Fund since inception.

Returns for the Funds include the reinvestment of all dividends and are net of expenses. Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large-market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                              BRAMWELL GROWTH FUND

           PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED)


                                                 SHARES        MARKET VALUE
                                                 ------        ------------

COMMON STOCKS - 84.18%

AEROSPACE - 0.97%
Lockheed Martin Corp.                            25,000          $1,616,750
                                                               ------------

CONSUMER PRODUCTS - 3.66%
Coca-Cola Co.                                    65,000           3,117,400
Colgate-Palmolive Co.                            55,000           2,967,250
                                                               ------------
                                                                  6,084,650
                                                               ------------

ELECTRONICS - 3.68%
Analog Devices, Inc.*                            35,000             689,500
Applied Materials, Inc.*                        100,000           1,155,000
Intel Corp.                                     100,000           1,389,000
KLA-Tencor Corp.*                                35,000             977,900
Linear Technology Corp.                          30,000             621,600
Novellus Systems, Inc.*                          30,000             624,300
Texas Instruments, Inc.                          45,000             664,650
                                                               ------------
                                                                  6,121,950
                                                               ------------

ENERGY - 2.74%
ExxonMobil Corp.                                 10,000             319,000
GlobalSantaFe Corp.                              60,000           1,341,000
Nabors Industries, Inc.*                         25,000             818,750
Patterson-UTI Energy, Inc.*                      55,000           1,403,050
Pogo Producing Co.                               20,000             681,200
                                                               ------------
                                                                  4,563,000
                                                               ------------

ENTERTAINMENT & LEISURE TIME - 0.87%
Entravision Communications Corp.*                40,000             530,000
Univision Communications, Inc.*                  40,000             912,000
                                                               ------------
                                                                  1,442,000
                                                               ------------

FINANCIAL SERVICES - 3.95%
American International Group, Inc.               50,000           2,735,000
Fifth Third Bancorp                              35,000           2,143,050
Wells Fargo & Co.                                35,000           1,685,600
                                                               ------------
                                                                  6,563,650
                                                               ------------

HEALTHCARE - HOSPITALS - 8.47%
HCA, Inc.                                       100,000           4,761,000
Tenet Healthcare Corp.*                         150,000           7,425,000
Triad Hospitals, Inc.*                           50,000           1,897,500
                                                               ------------
                                                                 14,083,500
                                                               ------------


                                                 SHARES        MARKET VALUE
                                                 ------        ------------


HEALTHCARE PRODUCTS - 11.81%
Amgen, Inc.*                                     65,000          $2,710,500
Biomet, Inc.                                     60,000           1,597,800
Johnson & Johnson                                68,800           3,720,704
Medtronic, Inc.                                 100,000           4,212,000
Pfizer, Inc.                                    150,000           4,353,000
Stryker Corp.                                    35,000           2,016,000
Zimmer Holdings, Inc.*                           26,800           1,027,512
                                                               ------------
                                                                 19,637,516
                                                               ------------

HEALTHCARE SERVICES - 10.46%
Anthem, Inc.*                                    65,000           4,225,000
Cardinal Health, Inc.                            70,750           4,400,650
UnitedHealth Group, Inc.                         50,000           4,361,000
WellPoint Health Networks, Inc.*                 60,000           4,398,000
                                                               ------------
                                                                 17,384,650
                                                               ------------

INDUSTRIAL PRODUCTS - 8.26%
3M                                               40,600           4,464,782
General Electric Co.                            160,000           3,944,000
Illinois Tool Works, Inc.                        40,000           2,333,200
Molex, Inc., Class A                            142,481           2,991,959
                                                               ------------
                                                                 13,733,941
                                                               ------------

INFORMATION PROCESSING
  EQUIPMENT - 3.14%
Dell Computer Corp.*                            160,000           3,761,600
International Business Machines Corp.            25,000           1,459,750
                                                               ------------
                                                                  5,221,350
                                                               ------------

INFORMATION PROCESSING
  SERVICES - 3.20%
Affiliated Computer Services, Inc.*             125,000           5,318,750
                                                               ------------

INFORMATION PROCESSING
  SOFTWARE - 0.53%
Microsoft Corp.*                                 20,000             874,800
                                                               ------------

RESTAURANTS - 3.58%
Applebee's International, Inc.                   50,000           1,096,000
Brinker International, Inc.*                     80,000           2,072,000
Cheesecake Factory, Inc.*                        93,250           2,781,647
                                                               ------------
                                                                  5,949,647
                                                               ------------

                                                 SHARES        MARKET VALUE
                                                 ------        ------------

RETAILING - 16.76%
Kohl's Corp.*                                   110,000          $6,689,100
Lowe's Companies, Inc.                          100,000           4,140,000
Pier 1 Imports, Inc.                            100,000           1,907,000
Tiffany & Co.                                    95,000           2,035,850
Wal-Mart Stores, Inc.                           100,000           4,924,000
Walgreen Co.                                    250,000           7,690,000
Williams-Sonoma, Inc.*                           20,000             472,600
                                                               ------------
                                                                 27,858,550
                                                               ------------

TRANSPORTATION - 2.10%
FedEx Corp.                                      35,000           1,752,450
Union Pacific Corp.                              30,000           1,736,100
                                                               ------------
                                                                  3,488,550
                                                               ------------

TOTAL COMMON STOCKS
(Cost $124,350,410)                                             139,943,254
                                                               ------------


                                              PRINCIPAL
                                                 AMOUNT        MARKET VALUE
                                              ---------        ------------


SHORT-TERM INVESTMENTS - 14.84%
COMMERCIAL PAPER - 8.42%
American Express Credit Corp.,
  1.68%, Due 10/1/2002                       $7,000,000          $7,000,000
GE Capital Corp., 1.68%,
  Due 10/1/2002                               7,000,000           7,000,000
                                                               ------------
                                                                 14,000,000
                                                               ------------

UNITED STATES GOVERNMENT
  AGENCY - 1.92%
FHLB Discount Note, 1.60%,
  Due 10/1/2002                               3,195,000           3,195,000
                                                               ------------

VARIABLE RATE
  DEMAND NOTES - 4.50%
U.S. Bancorp                                  4,839,000           4,839,000
Wisconsin Electric Power Co.                  2,641,000           2,641,000
                                                               ------------
                                                                  7,480,000
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $24,675,000)                                               24,675,000
                                                               ------------

TOTAL INVESTMENTS - 99.02%
(Cost $149,025,410)                                             164,618,254

OTHER ASSETS LESS LIABILITIES - 0.98%                             1,632,472
                                                               ------------

NET ASSETS - 100.00%
(10,227,827 shares outstanding)                                $166,250,726
                                                               ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                           $16.25
                                                               ============
* Non-income producing security

                              BRAMWELL FOCUS FUND

            PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2002 (UNAUDITED)

                                                 SHARES        MARKET VALUE
                                                 ------        ------------
COMMON STOCKS - 85.34%

CONSUMER PRODUCTS - 2.88%
Coca-Cola Co.                                     4,000            $191,840
                                                               ------------

ELECTRONICS - 1.39%
Applied Materials, Inc.*                          8,000              92,400
                                                               ------------

ENERGY - 2.56%
Pogo Producing Co.                                5,000             170,300
                                                               ------------

FINANCIAL SERVICES - 3.62%
Wells Fargo & Co.                                 5,000             240,800
                                                               ------------

HEALTHCARE - HOSPITALS - 13.30%
HCA, Inc.                                         8,000             380,880
Tenet Healthcare Corp.*                           7,500             371,250
Triad Hospitals, Inc.*                            3,500             132,825
                                                               ------------
                                                                    884,955
                                                               ------------

HEALTHCARE PRODUCTS - 15.41%
Amgen, Inc.*                                      7,000             291,900
Biomet, Inc.                                      5,000             133,150
Johnson & Johnson                                 4,000             216,320
Medtronic, Inc.                                   5,000             210,600
Pfizer, Inc.                                      6,000             174,120
                                                               ------------
                                                                  1,026,090
                                                               ------------

HEALTHCARE SERVICES - 10.95%
Anthem, Inc.*                                     4,000             260,000
Cardinal Health, Inc.                             4,000             248,800
WellPoint Health Networks, Inc.*                  3,000             219,900
                                                               ------------
                                                                    728,700
                                                               ------------

INDUSTRIAL PRODUCTS - 3.30%
3M                                                2,000             219,940
INFORMATION PROCESSING
  EQUIPMENT - 6.16%
Dell Computer Corp.*                             10,000             235,100
International Business Machines Corp.             3,000             175,170
                                                               ------------
                                                                    410,270
                                                               ------------
INFORMATION PROCESSING
  SERVICES - 3.84%
Affiliated Computer Services, Inc.*               6,000             255,300
                                                               ------------
RESTAURANTS - 7.66%
Applebee's International, Inc.                    7,000             153,440
Brinker International, Inc.*                      8,000             207,200
Cheesecake Factory, Inc.*                         5,000             149,150
                                                               ------------
                                                                    509,790
                                                               ------------


                                                 SHARES        MARKET VALUE
                                                 ------        ------------

RETAILING - 14.27%
Kohl's Corp.*                                     5,000            $304,050
Pier 1 Imports, Inc.                             10,000             190,700
Wal-Mart Stores, Inc.                             3,000             147,720
Walgreen Co.                                     10,000             307,600
                                                               ------------
                                                                    950,070
                                                               ------------

TOTAL COMMON STOCKS
(Cost $5,895,488)                                                 5,680,455
                                                               ------------

                                              PRINCIPAL
                                                 AMOUNT
                                              ---------

SHORT-TERM INVESTMENTS - 21.83%
COMMERCIAL PAPER - 9.01%
American Express Credit Corp.,
  1.68%, Due 10/1/2002                         $300,000             300,000
GE Capital Corp., 1.68%,
  Due 10/1/2002                                 300,000             300,000
                                                               ------------
                                                                    600,000
                                                               ------------

UNITED STATES GOVERNMENT
  AGENCY - 5.77%
FFCB Discount Note, 1.60%,
  Due 10/1/2002                                 192,000             192,000
FHLB Discount Note, 1.60%,
  Due 10/1/2002                                 192,000             192,000
                                                               ------------
                                                                    384,000
                                                               ------------

VARIABLE RATE
  DEMAND NOTES - 7.05%
U.S. Bancorp                                    254,000             254,000
Wisconsin Electric Power Co.                    215,000             215,000
                                                               ------------
                                                                    469,000
                                                               ------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,453,000)                                                 1,453,000
                                                               ------------

TOTAL INVESTMENTS - 107.17%
(Cost $7,348,488)                                                 7,133,455

LIABILITIES LESS OTHER ASSETS - (7.17)%                           (477,240)
                                                               ------------

NET ASSETS - 100.00%
(841,992 shares outstanding)                                     $6,656,215
                                                               ============

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                            $7.91
                                                               ============

* Non-income producing security

                                     (LOGO)
                                    BRAMWELL
                                     FUNDS

                               BOARD OF DIRECTORS

                           ELIZABETH R. BRAMWELL, CFA
               President, Chief Investment and Financial Officer
                            The Bramwell Funds, Inc.

                             CHARLES L. BOOTH, JR.
                      Former Executive Vice President and
                            Chief Investment Officer
                           The Bank of New York, Inc.

                                GEORGE F. KEANE
                               President Emeritus
                                   Commonfund

                                JAMES C. SARGENT
                              Former Commissioner
                        Securities & Exchange Commission

                             MARTHA R. SEGER, PH.D.
                                Former Governor
                             Federal Reserve Board

                                     (LOGO)
                                    BRAMWELL
                                     FUNDS

                         1-800-BRAMCAP (1-800-272-6227)
                             WWW.BRAMWELLFUNDS.COM

                                    OFFICERS
                           ELIZABETH R. BRAMWELL, CFA
                          President, Chief Investment
                             and Financial Officer

                               DONALD G. ALLISON
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                            UMB Fund Services, Inc.

                                    COUNSEL
                                    Dechert

                             INDEPENDENT CERTIFIED
                               PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                                  U.S. Bancorp

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC


--------------------------------------------------------------------------------
     This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-412-1002